Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation of the financial statements

The consolidated financial statements of the Group have been prepared on a cost basis, except for investment property, investment property under development, and certain financial instruments including derivative instruments that are measured at fair value.

The Company presents profit or loss items using the “function of expense” method.

The basis of preparation of the financial statements

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Consistent accounting policy

The accounting policy in the financial statements is consistent in all periods presented, unless otherwise stated.

b.	Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

The preparation of the Group’s consolidated financial statements requires management to exercise judgments and make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the disclosure of contingent liabilities, in the reporting period. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the assets or liabilities affected in future periods.

Judgments

In the process of applying the significant accounting policies, the Group has applied its judgment and has considered the following issues which have the most significant effect on the amounts recognized in the financial statements:

Topic		Main Considerations	Reference/Possible Effect
Existence of effective control	●	Materiality of percentage of voting rights relative to the holdings of the other holders of voting rights	Consolidation of financial statements or application of the equity method and relevant measurement impact– refer to Note 2c and Note 8d, 8e and 8f
	●	Degree to which the other holdings are diversified
	●	Voting patterns at prior meetings of shareholders

Classification of Leasing of investment property	Classification as a finance lease or as an operating lease in accordance with the transfer of risks and rewards criteria with respect to the leased property	Recording the investment as property and the income as rental income or recording it as a financial investment and interest income – refer to Note 2r
Acquisitions of subsidiaries that are not business combinations	Analysis of the transaction in light of the definition of a “business” in IFRS 3, in order to decide whether the transaction constitutes a business combination or asset acquisition	Recording the acquisition consideration as an investment in an asset, or recording an investment in net identifiable assets, including goodwill and deferred taxes – refer to Note 2m

Reliable measurement of the fair value of investment property under development	●	Location of the property under development in a developed and liquid market	Measurement of investment property under construction at cost or at fair value – refer to Note 12
	●	Existence of a reliable estimate of the construction costs
	●	Availability of relevant regulatory consent for the utilization of the land rights, and applicable zoning, city plan and building permits exist
	●	The lease up of a major percentage of the leasable areas

Reporting income on a net basis or on a gross basis	Who primarily bears the risks and rewards arising from the transaction?	Reporting rental income on a gross or net basis – refer to Note 2x

Key estimates and assumptions

The key assumptions made in the financial statements concerning uncertainties at the balance sheet date and the critical estimates calculated by the Group that may cause a material adjustment to the carrying amounts of assets and liabilities in the next financial year are discussed below:

Topic	Estimates and Main Assumptions	Reference/Possible Effect
Valuation of investment property and investment property under development	The required yields on the Group’s properties, future rental rates, occupancy rates, lease renewal rates, the probability of leasing out vacant plots and the date thereof, property operating expenses, the financial strength of the tenants and required capital expenditure	Determination of the fair value of investment property vis-à-vis the fair value gains (losses) in the statement of income - refer to Note 11 and Note 12
Impairment of goodwill	The anticipated cash flows and the appropriate capitalization rate for measuring the recoverable amount with the addition of certain adjustments of group of cash-generation units to which the goodwill is allocated	Determination whether to record an impairment - refer to Note 2s and Note 14
Recording of deferred tax assets and provision for income taxes.	Expectation of current and future taxable income considering the timing, the amount of the expected taxable income and the tax planning strategy	Note 2u and Note 25p
Determination of fair value of nonmarketable financial derivatives (swap contract)	Discounting the future cash flows by interbank yield curve, with adjustments for the inter-currency liquidity spreads, inflation expectations and the credit risk of the parties	Revaluation of financial derivatives in profit or loss or in other comprehensive income – refer to Note 35b
Determination of the fair value of share-based compensation transactions	Use of a standard options pricing model based on the share price and the exercise price data and on assumptions regarding expected volatility, expected duration and expected dividend	Recording of salary expenses against capital reserve – refer to Note 2v and Note 27
Provision for legal claims

In estimating the likelihood of outcome of legal claims filed against the Company and its investees, the companies rely on the opinion of their legal counsel. These estimates are based on the legal counsel’s best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

Recognition of provision for legal claims based on the estimation of chances to be accepted, refer to note 25d

c.	Consolidated financial statements

The consolidated financial statements include the financial statements of the Company as well as the entities that are controlled by the Company (subsidiaries). Control exists when the Company has power over the investee, exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the investor’s returns. In assessing control, potential voting right are only considered if they are substantive. Financial statements are consolidated from the date control is obtained until the date that control ceases.

Consolidation due to effective control

The Group consolidates a subsidiary on the basis of effective control in accordance with IFRS 10.

Below is part of the aspects considered by the Group which, when evaluating the overall circumstances, may evidence the existence of effective control:

1.	Holding a significant voting interest (even if less than half of the voting rights).

2.	Wide diversity of public holdings of the remaining shares conferring voting rights and the absence of an entity other than the Group that holds a significant portion of the investee’s shares.

3.	The Group has a significantly large percentage of the active voting power (quorum) at the general meetings of the shareholders and voting agreements with other shareholders that, in practice, facilitate the appointment of the majority of the members of the Board of Directors.

4.	The non-controlling interests have no participating rights or other preferential rights, excluding standard protective rights.

The Company carries out ongoing evaluation to the existence of effective control over the investee according to the three components of control as defined on section 7 to IFRS10.

Based on the above criteria and the following circumstances:

1.	The Group has consolidated in its financial statements due to effective control the accounts of CTY, inter alia, due to its holding of a significant voting interest of 44.6% in CTY at the reporting date, the wide diversity of the public holdings of the remaining shares, restriction on other shareholders to hold above 30% of CTY’s shares without issuing tender offer, the Group has ownership of a majority of the voting power that participates in the general meetings, enabling inter alia its ability to appoint the majority of the directors and indirectly, the senior management of CTY. In addition the Group has a voting agreement with other shareholders refer to Note 25a2.

2.	Non-controlling interests represent the equity in subsidiaries that are not attributable, directly or indirectly, to the parent company. Profit or loss and each component of other comprehensive income are attributed to the Company and non-controlling interests.

In cases where the Company provides loans and/or guarantees for a subsidiary’s debts in excess of its percentage interest therein, the Company recognizes its equity in the comprehensive income/loss of the subsidiary in accordance with the percentage interest in the subsidiary. This notwithstanding, in the Statement of Changes in Equity, the Company makes a “reattribution” of the losses generated, so that the non-controlling interests are not presented at an amount that is less than the amount of financing to which they have committed.

When the Group acquires non-controlling interests the difference between the consideration and the carrying amount of the acquired interest is recorded as a reduction or increase in equity under transactions with non-controlling interests. Upon disposal of rights in a subsidiary that does not result in a loss of control, an increase or decrease in equity is recognized as the difference between the consideration received by the Group and the carrying amount of the non-controlling interests in the subsidiary adjusted for the disposal of goodwill in the subsidiary, if any, and amounts recognized in other comprehensive income, if any. Transaction costs in respect of transactions with non-controlling interests are also recorded in equity.

Significant intragroup balances and transactions and gains or losses resulting from intragroup transactions are eliminated in full in the consolidated financial statements.

The financial statements of the Company and of the consolidated investees are prepared as of the same dates and periods. The accounting policies in the financial statements of those investees are applied consistently and uniformly with the policy applied in the financial statements of the Company.

If the Company loses control of a subsidiary, it shall:

-	Derecognize the assets (including any goodwill) and liabilities of the subsidiary.
-	Derecognize the carrying amount of any non-controlling interest.
-	Derecognize adjustment resulting from exchange differences on translation recognized in equity.
-	Recognize the fair value of the consideration received.
-	Recognize any investment retained in the former subsidiary at its fair value.
-	Recognize amounts previously recognized in other comprehensive income on relation to that subsidiary on the same basis as would be required if the Company had directly disposed of the related assets or liabilities.
-	Recognize any requesting difference (gain or loss) in profit or loss attributable to the Company.

d.	Functional and foreign currencies

1.	Functional and presentation currency

The presentation currency of the financial statements is the NIS.

For the convenience of the reader, the reported NIS amounts as of December 31, 2017 have been translated into U.S. dollars, at the representative rate of exchange on December 31, 2017 (U.S.$ 1 = NIS 3.467). The U.S. dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into U.S. dollars, unless otherwise indicated.

The U.S. dollar amounts were rounded to whole numbers of convenience.

The functional currency, which is the currency that best reflects the economic environment in which the Company operates and conducts its transactions, is determined separately for each Group entity, including entities accounted for using the equity method, and is used to measure its financial position and operating results. The functional currency of the Company is the NIS.

When an Investee’s functional currency differs from the functional currency of the Company, that Investee represents a foreign operation whose financial statements are translated so that they can be included in the consolidated financial statements as follows:

a)	Assets and liabilities for each balance sheet item presented (including goodwill and purchase adjustments) are translated at the closing rate as of the reporting date.

b)	Income and expenses for each period presented in the income statement are translated at average exchange rates for the presented periods; however, if exchange rates fluctuate significantly, income and expenses are translated at the exchange rates at the date of the transactions.

c)	Share capital and capital reserves are translated at the exchange rate prevailing at the date of incurrence.

d)	Retained earnings are translated based on the opening balance translated at the exchange rate at that date and other relevant transactions during the period are translated as described in b) and c) above.

e)	Exchange differences are recognized in other comprehensive income (loss).

Intra-group loans for which settlement is neither planned nor likely to occur in the foreseeable future are, in substance, a part of the investment in that foreign operation and are accounted for as part of the investment and the exchange differences arising from these loans are recognized in other comprehensive income (loss).

Upon disposal of a foreign operation that leads to loss of control of a subsidiary, or in disposal of foreign operation accounted for equity method, the cumulative amount of the exchange differences relating to that foreign operation, recognized in other comprehensive income, is transferred to the income statement. In addition, on partial disposal of a subsidiary that includes a foreign operation that does not leads to loss of control the Group re-attributes the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income to the non-controlling interests.

2.	Transactions in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Exchange differences, other than those capitalized to qualifying assets or recorded in other comprehensive income, are recognized in the income statement. Non-monetary assets and liabilities measured at cost are translated at the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are translated into the functional currency using the exchange rate prevailing at the date when the fair value was determined.

3.	Index-linked monetary items

Monetary assets and liabilities linked to the changes in the Israeli Consumer Price Index (“Israeli CPI”) are adjusted at the relevant index at each reporting date according to the terms of the agreement. Linkage differences arising from the adjustment, as above, other than those capitalized to qualifying assets, are recognized in profit or loss.

e.	The operating cycle

The Group’s operating cycle is one year. Accordingly, the assets and liabilities directly attributable to these activities are classified in the statement of financial position as current assets and liabilities based on the operating cycle.

f.	Cash equivalents

Cash equivalents are highly liquid investments, including short-term bank deposits which are not restricted by liens, whose original term to maturity is up to three months from the investment date.

g.	Short-term deposits

Short-term bank deposits are deposits with maturities of more than three months from investment and do not meet the definition of cash equivalents. Deposits are presented in accordance with their terms of deposit.

h.	Allowance for doubtful accounts

The allowance for doubtful accounts is determined in respect of specific debts whose collection, in the opinion of Group Companies’ managements, is doubtful. Furthermore, with respect to trade receivables for which no specific allowance was recognized, subject to materiality, an additional impairment is recognized estimated on a group base according to credit risks characteristics. Impaired trade receivables are derecognized when they are assessed as uncollectible.

i.	Financial instruments

All financial assets are recognized initially at fair value plus direct transaction costs, in the case of investments not at fair value through profit or loss, directly attributable transaction costs.

1.	Financial assets at fair value through profit or loss

Financial assets that are measured at fair value through profit or loss comprise of financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss.

Financial assets held for trading include derivatives that are not designated as hedging instruments. These derivatives are measured at fair value with changes in fair value recognized in the income statement.

2.	Loans and receivables and investments held to maturity

The Group has loans and receivables that are financial assets (non-derivative) with fixed or determinable payments that are not quoted in an active market. Investments held to maturity are financial assets (non-derivative) with fixed or determinable payments in which the Group has the intention and ability to hold to maturity. After initial recognition, loans and receivables and investments held to maturity (“the investments”) are measured based on their terms at amortized cost using the effective interest method taking into account directly attributable transaction costs. Short-term receivables recognized based on their terms, normally at face value. As for recognition of interest income, see x below.

3.	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are not classified in any of the preceding categories. After initial recognition, available-for-sale financial assets are measured at fair value. Gains or losses from fair value adjustments, except for exchange differences and interest that relate to monetary debt instruments and dividend that relates to equity instrument that are carried to profit or loss, are recognized in other comprehensive income (loss). When the investment is disposed of or in case of impairment, the equity reserve in other comprehensive income (loss) is reclassified to profit or loss, presented under “Decrease in value of financial investments”, or under “loss from sale of marketable securities”, as applicable. As for recognition of interest income on debt instruments and dividends earned on equity instruments, see x below.

4.	Offsetting financial instruments

Financial assets and financial liabilities are offset, and the net amount is presented in the statement of financial position, provided there is a legally enforceable right to offset the recognized amounts, and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously. The right to offset needs to be legally enforceable not just during the normal course of business but also in the event of bankruptcy or insolvency of one the parties. In order for the right to offset to be currently available, it cannot be contingent on a future event, nor can there be periods during which it will not apply or events that will cause its expiration.

5.	Financial liabilities measured at amortized cost

Interest-bearing loans and borrowings are initially recognized at fair value less directly attributable transaction costs (such as loan raising costs). After initial recognition, loans, including debentures, are measured based on their terms at amortized cost using the effective interest method taking into account directly attributed transaction costs. Short-term credit is disclosed according to it terms, usually in its nominal value.

6.	Compound financial instruments

Convertible debentures that were issued in the issuing company’s functional currency which are unlinked to certain index and not stated in foreign currency and which contain both an equity component in respect of conversion options and a liability component, are separated into an equity component (net of the tax effect) and a liability component. Each component is presented separately net of the respective transaction costs. This separation is calculated by determining the liability component first based on the fair value of an equivalent non-convertible liability. The value of the equity component is determined as the residual value. For convertible debentures that were issued by subsidiaries, the equity component is included within non-controlling interests.

The liability component is accounted for after initial recognition as described above in respect of financial liabilities measured at amortized cost and presented in the statement of financial position as a current or non-current liability based on the settlement date in cash.

7.	Embedded derivatives

The Group assesses whether embedded derivatives are required to be separated from host contracts when the Group first becomes party to the contract. Reassessment is only required if there is a change in the terms of the contract that significantly modifies the cash flows from the contract.

8.	Issue of a bundle of securities

The issue of a bundle of securities involves the allocation of the proceeds received (before issue expenses) to the components of the securities issued in the bundle based on the following hierarchy: fair value is initially determined for derivatives and the financial instruments measured at fair value at each reporting period, then the fair value is determined for financial liabilities that are measured at each reporting period at amortized cost, while the proceeds allocated in respect of equity instruments are determined as a residual value. Direct issue costs are allocated to each component pro rata to the amounts determined for each component. Allocation of proceeds between components in the same level of hierarchy is based on relative fair value of those components.

9.	Treasury shares

Company shares held by the Company are recognized at cost and deducted from equity. Any purchase, sale, issue or cancellation of treasury shares is recognized directly in equity.

10.	Derecognition of financial assets

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

11.	Derecognition of financial liabilities

A financial liability is derecognized when it is extinguished, meaning, when the obligation is discharged, cancelled or expires. A financial liability is extinguished when the debtor (the Group):

●	discharges the liability by paying in cash, other financial assets, goods or services; or
●	is legally released from the liability.

Where an existing financial liability is exchanged with another liability from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is accounted for as an extinguishment of the original liability and the recognition of a new liability.

The difference between the carrying amount of the above liabilities is recognized in the profit or loss. If the exchange or modification is immaterial, it is accounted for as a change in the terms of the original liability and no gain or loss is recognized from the exchange. When determining whether an exchange transaction of a debt instrument constitutes material change, the Group takes into consideration quantitative as well as qualitative criteria.

j.	Impairment of financial assets

The Group assesses at each reporting date whether there is any objective evidence that the following financial asset or group of financial assets is impaired :

1.	Financial assets carried at amortized cost

There is objective evidence of impairment of debt instruments, loans and receivables measured at amortized cost as a result of one or more events that has occurred after the initial recognition of the asset and that loss event has a negative impact on the estimated future cash flows. The amount of the loss carried to profit or loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred) discounted at the original effective interest rate. If the financial asset bears a variable interest rate, the discount rate is the current effective interest rate. In subsequent periods, the amount of the impairment loss is reversed if the recovery of the asset can be related objectively to an event occurring after the impairment was recognized.

The amount of the reversal, as abovementioned, is recognized as profit or loss up to the amount of any previous impairment.

2.	Available-for-sale financial assets

For equity instruments classified as available-for-sale financial assets, the objective evidence includes, inter alia, a significant or prolonged decline in the fair value of the asset below its cost. The examination of a significant or prolonged impairment depends on the circumstances at each balance sheet date. The examination considers historical volatility in fair value and the existence of a continuous decline in fair value. Where there is evidence of impairment, the cumulative loss is reclassified from other comprehensive income to profit or loss. In subsequent periods, reversal of impairment loss is recognized as other comprehensive income.

k.	Financial derivatives and hedge accounting

In line with its risk management policy, the Group occasionally enters into derivative contracts such as cross-currency swaps of principle and interest (“swap”), currency forward contracts and Interest Rate Swaps (“IRS”) to hedge its risks associated with changes in interest rates and currency exchange fluctuations. Such financial derivatives are presented as current or non-current based on their maturity dates.

After initial recognition, derivatives are measured at fair value. Any gains or losses arising from changes in fair value on derivatives that do not qualify for hedge accounting are carried to profit or loss.

Subsequent to initial recognition, the financial derivatives are measured at fair value when losses or gains in respect of derivatives in respect of which the Company does not apply hedge accounting are charged as losses or gains in the statement of income.

Hedges qualify for hedge accounting, among others, when at inception of the hedging relationship there is a formal designation and documentation of the hedging relationship and of the Group’s risk management objective and strategy for undertaking the hedge. Hedges are assessed on an ongoing basis to determine whether they are highly effective during the reporting period for which the hedge is designated. Hedges are accounted for as follows:

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized in other comprehensive income, while any ineffective portion is recognized immediately in profit or loss. Amounts recognized as other comprehensive income are reclassified to profit or loss when the hedged transaction affects profit or loss, or when a forecasted transaction or firm commitment is no longer expected to occur.

If the hedging instrument expires or is sold, terminated or exercised, or if its designation as a hedge is revoked, amounts previously recognized as other comprehensive income remain in other comprehensive income until the forecasted transaction or the firm commitment occurs.

On unwinding hedging transactions, whether or not they are designated as an accounting hedge, when the transaction includes a hedge of cash flows with respect to principal and interest, the cash flows received or paid are classified in the statement of cash flow under financing activity, in respect of the cash flows representing the hedge of the principal component, and under operating activity, in respect of the cash flows representing the hedge of the interest component. With regard to unwinding of interest rate swap (IRS) the cash flows received or paid are classified in the statement of cash flow under operating activity.

Hedges of a net investment in a foreign operation

Hedges of a net investment in a foreign operation, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for similar to cash flow hedges. Upon disposal of foreign operation, the cumulative translation difference in comprehensive income is reclassified to profit or loss.

Fair value hedges

The fair value of a derivative (the hedged item) and the hedging item are recognized through profit or loss. When the derivative derogated the adjustment to fair value that has not yet amortized is recognized at that date to profit or loss.

l.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair measurement is based on the assumption that the transaction takes place in the principal market of the asset or the liability, or, in the absence of a principal market, in the most advantageous market. The fair value of an asset or a liability is measured using the assumption that market participants will assume, at the time of pricing the asset or the liability that market participants act in their economic best interest.

The fair value of financial instruments that are traded in active markets is determined by reference to quoted market prices at each reporting date. For investments where there is no active market, fair value is determined using appropriate valuation techniques. Such techniques include using recent arm’s length market transactions; reference to the current market value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models. Further details are provided in Note 35b.

Fair value measurement of a non-financial asset takes into account the ability of a market participant to generate economic benefits through making the highest and best use of the asset or by selling it to another market participant who will make the highest and best use of it.

The Group uses valuation techniques appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities that are measured at fair value or whose fair value is disclosed are divided into categories within a fair value hierarchy, based on the lowest level input that is significant to the entire fair value measurement:

Level 1:	Prices quoted (un-adjusted) on active markets of similar assets and liabilities.
Level 2:	Data other than quoted prices included in level 1, which may be directly or indirectly observed.
Level 3:	Data not based on observable market information (valuation techniques not involving use of observable market data).

For additional information regarding the fair value of assets and liabilities measured at fair value or that their fair value is disclosed, refer to Note 35b and 35c.

m.	Business combinations and goodwill

Business combinations are accounted for by applying the acquisition method. Under this method, the assets and liabilities of the acquired business are identified at fair value on the acquisition date. The cost of the acquisition is the aggregate fair value of the assets acquired, liabilities assumed and equity rights issued by the acquirer on the date of acquisition. In respect of each business combinations, non-controlling interests are measured either at fair value on the acquisition date or at the relative share of the non-controlling interests in the acquiree’s net identifiable assets. The direct acquisition costs are recognized immediately as an expense in profit or loss.

In a business combination achieved in stages, equity rights in the acquiree that had been previously held by the acquirer prior to obtaining control are measured at the acquisition date at fair value and are included in the acquisition consideration by recognizing the gain or loss resulting from the fair value measurement. In addition, amounts previously recorded in other comprehensive income are reclassified to profit and loss.

Goodwill is initially measured at cost which represents the excess acquisition consideration and non-controlling interests over the net identifiable assets acquired and liabilities assumed as measured on the acquisition date. If the excess is negative, the difference is recorded as a gain from bargain purchase in profit and loss upon acquisition.

Acquisitions of subsidiaries that are not business combinations

Upon the acquisition of operations that do not constitute a business, the acquisition consideration is only allocated between the acquired identifiable assets and liabilities based on their relative fair values on the acquisition date without attributing any amount to goodwill or to deferred taxes, whereby the non-controlling interests, if any, participate at their relative share of the fair value of the net identifiable assets on the acquisition date. Directly attributed costs are recognized as part of the acquisition cost.

n.	Investments in associates and joint ventures

The investment in associates or joint ventures is accounted for using the equity method. Under the equity method, the investment in associates or joint ventures is accounted for in the financial statements at cost plus changes in the Group’s share of net assets, including other comprehensive income (loss), of the associates or joint ventures. The equity method is applied until the loss of significant influence or joint control or classification of the investment as non-current asset held-for-sale.

The Group continues to apply the equity method in cases which the associate become a joint venture and vice versa.

The Company applies the provision of IFRS 5 with regards to the investment or part of the investment in associate or joint venture that is classified as held for sale. The remaining of the investment not classified as held for sale is still measured according to the equity method.

Goodwill relating to the acquisition of associates or joint ventures and to the increase in holding interest is initially measured as the difference between the acquisition cost and the Group’s share in the net fair value of the associates or joint ventures’ net identifiable assets. After initial recognition, goodwill is measured at cost less, if applicable, any accumulated impairment loss and is not systematically amortized. Goodwill is examined for impairment as part of the investment in the associate or joint ventures as a whole. In case the acquisition cost is lower than the net fair value of the associated net identified assets, the difference is recognized as a gain from bargain purchase in profit or loss.

Profits and losses resulting from transactions between the Group and associates or joint ventures are eliminated to the extent of the interest in the investees.

The financial statements of the Company and of the associates or joint ventures are prepared as of the same dates and periods. The accounting policy in the financial statements of the associates and joint ventures has been applied consistently and uniformly with the policy applied in the financial statements of the Group.

o.	Investment property

An investment property is property (land or a building or both) held by the owner or by the lessee under a finance lease to earn rentals or for capital appreciation or both rather than for use in the production or supply of goods or services, for administrative purposes or sale in the ordinary course of business.

Investment property is measured initially at cost, including costs directly attributable to the acquisition. After initial recognition, investment property is measured at fair value which reflects market conditions at the balance sheet date. Gains or losses arising from changes in fair value of investment property are recognized in profit or loss when they arise. Investment property is not systematically depreciated.

Investment property under development, designated for future use as investment property, is also measured at fair value, provided that fair value can be reliably measured. However, when fair value is not reliably determinable, such property is measured at cost, less any impairment losses, if any, until either development is completed, or its fair value becomes reliably determinable, whichever is earlier. The cost of investment property under development includes the cost of land, construction costs, borrowing costs used to finance construction, direct incremental planning and development costs and leasing costs.

In order to determine the fair value of investment property, the Group uses valuations performed mainly by accredited independent appraisers who hold a recognized and relevant professional qualification and by the Group’s managements that have extensive professional knowledge and deeply familiar with the type of assets and markets in which the Group operates. For further details refer to Notes 11 and 12.

Investment properties are derecognized on disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in profit or loss in the period of the disposal.

p.	Fixed assets

Items of fixed assets are measured at cost with the addition of direct acquisition costs, less accumulated depreciation and accumulated impairment losses, if any, and excluding day-to-day servicing expenses.

Depreciation is calculated for every significant item separately on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Buildings	2
Motor vehicles	15
Equipment	2.5-5 (mainly 5%)
Computers, software, office furniture, office, equipment and other	6-33

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected useful life of the improvement.

The useful life and the residual value of an asset are reviewed at least once at each year-end and the changes, if any, are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

q.	Intangible assets

Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Intangible assets, that according to management’s assessment, have a finite useful life are amortized over their useful life using the straight-line method (refer to Note 14) and reviewed for impairment whenever there is an indication that the intangible assets may be impaired. The useful life and residual value are reviewed at least once a year.

r.	Leases

The tests for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the principles set out in IAS 17.

Operating leases - the Group as lessee

Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and rewards incidental to ownership of the leased asset. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Finance leases - the Group as lessee

Finance leases transfer to the Group substantially all the risks and benefits incidental to ownership of the leased asset. At the commencement of the lease term, the leased assets are measured at the fair value of the leased asset or, if lower, at the present value of the minimum lease payments. The liability for lease payments is presented at its present value and the lease payments are apportioned between finance charges and a reduction of the lease liability using the effective interest method. The leased asset is amortized over the shorter of its useful life or the lease period.

Operating leases - the Group as lessor

Lease agreements where the Group does not transfer substantially all the risks and rewards incidental to ownership of the leased asset are classified as operating leases. Initial direct costs incurred in respect of the lease agreement are added to the carrying amount of the leased asset and recognized as an expense in parallel with the lease income (regarding investment property - as part of the fair value adjustments).

Finance leases - the Group as lessor

A lease is classified as a finance lease where all the risks and rewards incident to ownership of the asset are transferred to the lessee. The leased asset is derecognized and replaced with a financial asset, “Receivables with respect to finance lease”, at an amount equal to the present value of the lease payments. Subsequent to the initial recognition, lease payments are allocated between finance income and settlement of the receivables with respect to the lease.

s.	Impairment of non-financial assets

The Company examines the need to recognize an impairment of non-financial assets whenever events or changes in circumstances indicate that their carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the carrying amounts is reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs to sell and value in use. In measuring value in use, the estimated net operating future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. Impairment loss is recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (less depreciation) had no impairment loss been recognized for the asset in prior periods and its recoverable amount. A reversal of an impairment loss of an asset measured at cost is recognized as income in profit or loss.

The following criteria are applied in assessing impairment for the following specific assets:

1.	Goodwill in respect of subsidiaries

For the purpose of impairment testing, goodwill acquired in a business combination is allocated, at acquisition date, to each of the cash generating units that are expected to benefit from the synergies of the combination.

The Group reviews goodwill for impairment once a year on December 31, or more frequently, if events or changes in circumstances indicate that impairment has occurred.

Impairment test for goodwill is carried out by determining the recoverable amount of the cash-generating unit (or group of cash-generating units) to which the goodwill belongs. In certain circumstances for impairment test of goodwill, the recoverable amount is adjusted for the difference between the carrying amount of recognized deferred tax liability and its fair value. If the recoverable amount of the cash-generating unit (or group of cash generating units), to which goodwill has been allocated, is lower than its carrying amount, an impairment loss is recognized and attributed first to reduce the carrying amount of goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods. For additional information, refer to Note 14.

2.	Investments in associates and joint ventures

After application of the equity method of accounting, the Group examines whether it is necessary to recognize any additional impairment loss with respect to investments in the associates or joint ventures. The recoverable amount is the higher of fair value and value in use which is determined based on the estimated net cash flows to be generated by the associate or joint venture. Impairment loss, as above, is not attributed specifically to goodwill. Therefore, it may be reversed in full in subsequent periods, up to the recognized impairment loss, if the recoverable amount of the investment increases.

t.	Non-current assets classified as held for sale

A non-current asset or a group of assets (disposal group) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the assets must be available for immediate sale in their present condition, the Group must be committed to sell, there is a plan to locate a buyer and it is highly probable that a sale will be completed within one year from the date of classification. The depreciation of the assets ceases upon initial classification date, and they are presented separately in the statement of financial position as current assets, and measured at the lower of their carrying amount and fair value less costs to sell.

Investment property measured at fair value and classified as held for sale, as above, continues to be measured at fair value and presented separately in the statement of financial position as assets classified as held for sale.

When the parent company decides to realize part of its holdings in a subsidiary so that after the disposal the company is left with non-controlling interest, assets and liabilities attributed to the subsidiary are classified as held for sale by applying the provisions of IFRS 5, including classification as for discontinued operations.

A discontinued operation is an activity disposed or classified as held for sale as mentioned above, and it represents a business sector or geographical location of operations which is considered separate and major.

u.	Taxes on income

The tax results in respect of current or deferred taxes are recognized as profit or loss except to the extent that the tax arises from items which are recognized in other comprehensive income or directly in equity.

1.	Current taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized, or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that the related tax benefit will be utilized. Deductible carry forward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable. Any resulting reduction or reversal is recognized in profit or loss.

Deferred taxes in respect of investment property held for the recovery of substantially all of the economic benefits that are embedded therein by way of sale rather than use, are measured according to the anticipated settlement of the base asset, on the basis of sale rather than use.

In situations where the Group holds single asset entities and where the manner in which the Group expects to realize the investment is by selling the shares of the single asset entity rather than by disposing of the asset itself, the Group recognizes deferred taxes both in relation to the temporary inside differences arising from the gap between the tax basis of the asset and its book value and, if relevant, also in relation to the outside temporary differences arising from the gap between the tax basis of the shares of the single asset entity and the share of the Group that holds the net assets of the single asset entity in the consolidated financial statements.

Taxes that would apply in the event of the sale of investments in subsidiaries have not been taken into account in recognizing deferred taxes, as long as the realization of the investments is not expected in the foreseeable future. Also, deferred taxes with respect to distribution of earnings by investee companies as dividend are not been taken into account in recognizing deferred taxes, since dividend distribution does not involve additional tax liability and, since it is the Group’s policy not to initiate dividend distributions that trigger additional tax liability.

Deferred taxes are offset if there is a legally enforceable right to set off a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

v.	Share-based payment transactions

The Group’s employees and officers are entitled to remuneration in the form of share-based payment transactions as consideration for equity instruments (“equity-settled transactions”) and certain employees and officers are entitled to cash-settled benefits based on the increase in the Group companies’ share price (“cash-settled transactions”).

Equity-settled transactions

The cost of equity-settled transactions with employees and officers is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using a standard pricing model.

The cost of equity-settled transactions (refer to Note 27) is recognized in profit or loss, together with a corresponding increase in equity, during the period in which the service conditions are satisfied (the “vesting period”), ending on the date on which the relevant employees become fully entitled to the award. In cases where the vesting period was not completed, due to reasons other than market conditions, the cumulative expense recognized is recorded as income.

In cases where the Company performs modification of equity instruments granted (“modification”), which increases the aggregate fair value of the granted compensation or benefits the grantee, an additional expense in recognized incremental to the original expense, according to the fair value measured immediately before and after the modification (“incremental expense”). If the modification occurs during the vesting period, the incremental expense is recognized over the remainder of the vesting period, whereas if the modification occurs after the vesting date, the incremental expense is recognized immediately, or over the additional vesting period if applicable.

Cancellation of a grant is accounted for as if it had vested on the date of cancellation, and any expense not yet recognized for the grant is immediately recognized. However, if the cancelled grant is replaced by a new grant and is intended to be a replacement grant, the cancelled and new grants are accounted for together as a modification of the original grant, as described above.

Cash-settled transactions

The cost of cash-settled transactions is measured at fair value based on the expected cash amount the Group is required to pay on settlement. The fair value is recognized as an expense over the vesting period and a corresponding liability is recognized. The liability is remeasured at fair value at each reporting date until settled with any changes in fair value recognized in profit and loss.

w.	Employee benefit liabilities

The Group has several employee benefit plans:

1.	Short-term employee benefits

Short-term employee benefits are benefits that are expected to be settled in full within 12 months of the reporting date in which the employees provide the relevant services. Those benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Group has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Group companies have defined contribution plans under which the Group pays fixed contributions and will have no legal or constructive obligation to pay further contributions if the fund does not have sufficient amounts to pay all employee benefits relating to employee service in the current and prior periods. Contributions in the defined contribution plan in respect of severance pay or compensation are recognized as an expense when due to be contributed to the plan simultaneously with receiving the employee’s services and no additional provision is required in the financial statements.

The Group also operates a defined benefit plan in respect of severance pay pursuant to the severance pay laws in the relevant countries of operation. According to these laws, employees are entitled in certain circumstances to severance pay upon dismissal or retirement. If applicable and subject to materiality, the liability in the financial statements is estimated based on an actuarial assumption, refer to Note 23.

x.	Revenue recognition

Revenues are recognized in the income statement when the revenues can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Group and the costs incurred or to be incurred in respect of the transaction can be measured reliably.

Rental income

Rental income under an operating lease is recognized on a straight-line basis over the lease term. Rental income, where there is a fixed and known increase in rental fees over the term of the contract, is recognized as revenues on a straight-line basis as an integral part of total rental income over the lease period. Similarly, lease incentives granted to tenants, in cases where the tenants are the primary beneficiary of such incentives, are considered as an integral part of total rental income and recognized on a straight-line basis over the lease term as a reduction of revenues.

y.	Earnings per share

Earnings per share are calculated by dividing the net income attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period. Basic earnings per share only include shares that were actually outstanding during the period. Potential ordinary shares are only included in the computation of diluted earnings per share when their conversion decreases earnings per share, or increases loss per share, from continuing operations. Furthermore, potential ordinary shares that are converted during the period are included in diluted earnings per share only until the conversion date and from that date in basic earnings per share. The Company’s share of earnings of investees is included based on the basic and diluted earnings per share of the investees multiplied by the number of shares held by the Company, as applicable.

z.	Provisions

A provision in accordance with IAS 37 is recognized when the Group has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Levies imposed on the Company by government entities through legislation, are accounted for pursuant to IFRIC 21 according to which the liability for the levy is recognized only when the activity that triggers payment occurs.

aa.	Borrowing costs in respect of qualifying assets

A qualifying asset is an asset that necessarily takes a substantial period of time to be prepared for its intended use or sale, including investment property under development or redevelopment and inventories of buildings and apartments for sale that require a substantial period of time to bring them to a saleable condition. The Group capitalizes borrowing costs that are attributable to the acquisition and development of qualifying assets.

As for investment property under development, measurement of these assets at fair value does not include the amount of borrowing costs incurred during their development period. The Group presents financing costs in profit or loss net of borrowing costs that had been capitalized on such assets before measuring them at fair value.

The capitalization of borrowing costs commences when expenditures in respect of the asset are being incurred, borrowing costs are being incurred and the activities to prepare the asset are in progress and ceases when substantially all the activities to prepare the qualifying asset for its intended use or sale are complete. The amount of borrowing costs capitalized in the reporting period includes specific borrowing costs and general borrowing costs based on a weighted capitalization rate.

bb.	Operating segments

An operating segment is a component of the Group that meets the following three criteria:

1.	It is engaged in business activities from which it may earn revenues and incur expenses, including revenues and expenses relating to intragroup transactions;

2.	Its operating results are regularly reviewed by the Group’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance; and

3.	Separate financial information of the segment is available.

cc.	Disclosure of new published IFRS’s interpretations and Amendments to Standards

Amendments to standards affecting the current period:

Implementation of the Amendments to IAS 7, Statement of Cash Flows, concerning Additional Disclosures on Financial Liabilities:

The Company applies the Amendments published by the IASB in January 2016 (the “Amendments”). The Amendments require the disclosure of a reconciliation of the amounts in the opening and closing statements of financial liabilities, including the changes arising from cash flows from financing activities, changes in exchange rates, changes in fair value etc. See Note 35f.

Standards, interpretations and amendments to standards in the period prior to their adoption:

IFRS 15, Revenue from Contracts with Customers

IFRS 15 (“the Standard”) was published by the IASB in May 2014. The Standard supersedes IAS 18 – Revenue, IAS 11 – Construction Contracts and IFRIC 13 – Customer Loyalty Programmes, IFRIC 15 – Agreements for the Construction of Real Estate, IFRIC 18 – Transfers of Assets from Customers and SIC 31 – Revenue: Barter Transactions involving Advertising Services.

The Standard introduces the following five-step model that applies to revenue from contracts with customers:

Step 1: Identify the contract with a customer, including reference to contract consolidation and accounting for contract modifications.

Step 2: Identify the distinct performance obligations in the contract.

Step 3: Determine the transaction price, including reference to variable consideration, financing components that are significant to the contract, non-cash consideration and any consideration payable to the customer.

Step 4: Allocate the transaction price to the separate performance obligations on a relative stand-alone selling price basis using observable information, if it is available, or by making estimates and assessments.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation over time or at a point in time.

The Standard allows partial retrospective application with practical expedients, whereby the Standard will be applied to existing contracts from the date of initial application, without restating comparative periods. In such case, the Company will recognize the cumulative effect of initially applying the Standard as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) of the date initial application. Alternatively, the Standards permits full retrospective application with practical expedients.

The Company intends to initially apply the Standard using partial retrospective application.

Having evaluated the effects of the adoption of the new Standard, the Company believes that the adoption is not expected to have a material effect on its financial statements.

IFRS 9, Financial Instruments

In July 2014, the IASB published the full and final text of IFRS 9 Financial Instruments (“the Standard”), which replaces IAS 39 Financial Instruments: Recognition and Measurement.

The Standard prescribes that, at initial recognition, all the financial assets are to be measured at fair value. In subsequent periods, debt instruments are to be measured at amortized cost only if the two following cumulative conditions are met:

●	The asset is held within a business model whose objective is to hold assets in order to collect the contractual cash flows arising therefrom.

●	In accordance with the contractual terms of the financial asset, the company is entitled, on specified dates, to receive cash flows that are solely payments of principal and interest on the principal amount outstanding.

The subsequent measurement of all other debt instruments and other financial assets will be at fair value. The Standard makes a distinction between debt instruments to be measured at fair value through profit or loss and debt instruments to be measured at fair value through other comprehensive income.

Financial assets that are equity instruments are subsequently measured at fair value, recognizing the differences in profit or loss or other comprehensive income (loss), in accordance with the Company election on an instrument-by-instrument basis. Equity instruments held for trading will be measured at fair value through profit or loss.

Additionally, the Standard prescribes a three-stage model for measuring impairment on financial debt instruments that are not measured at fair value through profit or loss, based on expected credit losses (“Expected Credit Loss Model”). Each stage sets out the measurement method of the expected credit losses, on the basis of the changes in the credit risk of the debt instrument. The model also allows a simplified approach for measuring expected credit losses on trade receivables using lifetime expected credit losses, which the Company has opted for.

With respect to derecognition and financial liabilities, the new Standard prescribes the same requirements as IAS 39 for derecognition and financial liabilities for which the fair value option has not been elected.

With respect to liabilities for which the fair value option has been elected, the amount of change in the fair value of the liability attributable to the changes in the credit risk of the entity will be recognized in other comprehensive income. All other changes in fair value will be recognized in profit or loss.

The new Standard includes new requirements concerning hedge accounting, yet allows companies to continue to apply the hedge accounting requirements of IAS 39. The new Standard expands the disclosure requirements in relation to the risk management activities of the Company.

The new Standard is effective for periods beginning on or after January 1, 2018.

Except for hedge accounting, the requirements of the new Standard will be applied retrospectively, but restating comparative information is not required. For hedge accounting, the requirements of the new Standard are applied prospectively, with some limited exceptions.

The Company plans to adopt the new Standard on January 1, 2018, without restating comparative information, with recognizing the cumulative effect as an adjustment to retained earnings (or other component of equity, as appropriate).

The Group has several investments in shares that are classified as “investments available for sale”, for which gains or losses are currently carried to other comprehensive income. Under the provisions of the new Standard, the Company will measure the aforesaid investments at fair value through profit or loss. The balance of the capital reserve in respect of these investments available for sale as of January 1, 2018, amounting to NIS 18 million, will be classified to the retained earnings of the Company, with no effect on the total equity of the Company.

The Group also has additional investments in shares that are classified as “investments available for sale”, for which gains or losses are currently carried to other comprehensive income. Under the provisions of the new Standard, the Company will measure the aforesaid investments at fair value through other comprehensive income. The balance of the capital reserve in respect of these investments available for sale as of January 1, 2018, amounting to NIS 90 million, will be classified to a capital reserve in respect of financial instruments at fair value through other comprehensive income, with no effect on the total equity of the Company.

IFRS 16, Leases:

In January 2016, the IASB issued IFRS 16, “Leases”, (“the Standard”). According to the Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration.

The principal effects of the Standard are as follows:

a.	In respect of all leases, lessees are required to recognize an asset against a liability, representing the right to use an underlying asset during the lease term in the statement of financial position (except in certain cases) similarly to the accounting treatment of finance leases according to the existing IAS 17, “Leases”.

b.	Lessees are required to initially recognize a lease liability for the obligation to make lease payments against right-of-use asset. Interest expenses and depreciation expenses will be recognized separately.

c.	Variable lease payments that are not CPI or interest dependent on performance or use (such as percentage of turnover) will be recognized as expenses by the lessees or as income by the lessors as incurred.

d.	In the event of change in variable lease payments that are CPI-linked, lessees will reevaluate the lease liability and the effect of the change will be carried to the right-of-use asset.

e.	The new Standard prescribes two exceptions according to which lessees are permitted to make an election, on a lease-by-lease basis, to apply a method similar to current operating lease accounting to leases for which the underlying asset is of low value or leases with a lease term of 12 months or less.

f.	Lessors’ accounting treatment remains substantially unchanged, namely classification of the lease as finance lease or operating lease.

The Standard is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted, but has not been opted for by the Company at this stage.

The Standard permits lessees to use either a full retrospective or a modified retrospective approach on transition for leases existing at the date of transition, with options to use certain transition reliefs whereby no restatement of comparative figures is required. At this stage, the Company is considering the various options for the retroactive implementation of the Standard.

The Company is studying the possible effect of the Standard, and does not expect that it will materially affect the financial statements.

Amendments to IAS 40 – Investment Property: Transfers of Investment Property

In December 2016, the IASB published amendments to IAS 40 – Investment Property (“the Amendments”). The Amendments provide clarifications and guidance on applying the requirements of IAS 40 concerning transfers to or from investment property. Principally, the Amendments characterize the events listed in the Standard with regard to transfers of investment property as examples of evidence of change in the use of the property and do not constitute an exhaustive list. Furthermore, the Amendments clarify that a change in management’s intention, by itself, does not constitute evidence of a change in use.

The Amendments are effective from January 1, 2018. The Amendments will be applied prospectively from the period of initial application. An entity may choose to apply the Amendments retrospectively, provided that information for prior periods is available. Any adjustments as of the date of initial application will be recognized in equity.

Having examined the effects of applying the Amendments, the Company does not expect their application to have a material effect on its financial statements.

IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB published IFRIC 23 – Uncertainty over Income Tax Treatments (“the Interpretation”).The Interpretation clarifies application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. The Interpretation addresses and provides guidelines for the examination of a collection of uncertainties concerning income tax, the examination of the tax authorities’ position, the measurement of the effects of the income tax uncertainty on the financial statements and how an entity considers changes in the facts and circumstances of the uncertainty.

The Interpretation is applicable for annual reporting periods beginning on or after 1 January 2019. Early adoption is permitted. Upon initial application, the Company may choose one of the two following approaches for applying the Interpretation:

a.	Full retrospective application without restatement of comparative information and recognition of the cumulative effect of the initial application as an adjustment to equity on the date of initial application.

b.	Full retrospective application, including restatement of comparative information.

The Company is examining the possible effect of the Interpretation, but at this stage is unable to estimate its effect, if any, on the financial statements.

Amendments to IFRS 10 and IAS 28 concerning the Sale or Transfer of Assets between an Investment Entity and its Associate or a Joint Venture

In September 2014, the IASB published amendments to IFRS 10 and IAS 28 (the “Amendments”), concerning sales or contributions of assets (an asset, a group of assets or a subsidiary) between an investor and its associate or joint venture.

According to the Amendments, when the investor loses control in a subsidiary or a group of assets that does not constitute a business in a transaction with its associate or joint venture, the gain is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. The Amendments further determine that, where the rights remaining in the hands of the investor constitute a financial asset, as defined in IFRS 9, the gain will be recognized in full.

In the event of the loss of control in a subsidiary or a group of assets that constitutes a business in a transaction with its associate or joint venture, the gain will be recognized in full.

The Amendments are to be prospectively applied. A mandatory effective date has yet to be published by the IASB, but early adoption is permitted.

dd.	Reclassified

On March 2, 2017, a wholly owned subsidiary of the Company entered into an agreement with a syndicate of underwriters for the sale of 9 million shares of FCR, listed for trade on the Toronto Stock Exchange (TSX). Upon completion of the sale on March 22, 2017, the Company held (including through a wholly owned subsidiary) close to 79.6 million shares of FCR, representing 32.7% of the share capital and voting rights in FCR. Having examined the provisions of IFRS 10 concerning the existence of effective control, the Company has concluded that as of said date it no longer has effective control in FCR. Consequently, as of said date, the Company no longer consolidates FCR in its financial statements and, in accordance with the provisions of IFRS 10, the Company has remeasured its investment in FCR according to the fair value on the date of loss of control, based on the quoted price of FCR on such date. Accordingly, the operating results of FCR until the date of loss of control, including the results from the sale of the shares, are presented in the statement of profit or loss under “profit (loss) from a discontinued operation, net”, and the comparative figures have been restated in accordance with IAS 5 – Non-current Assets Held for Sale and Discontinued Operations. Commencing on the date of loss of control, the Company accounts for its remaining investment in FCR shares by the equity method, in accordance with IAS 28, Investments in Associates and Joint Ventures.

Regarding the impact of the reclassification on the consolidated financial statements, see Notes 8d and 8e below.

ee.	First-Time Implementation of New Accounting Standards

Implementation of the Amendments to IAS 7, Statement of Cash Flows, concerning Additional Disclosures on Financial Liabilities:

The Company implements the Amendments published by the IASB in January 2016 (the “Amendments”). The Amendments require the presentation of the movement between the opening balance and the closing balance of financial liabilities, including the changes arising from cash flows from financing activities, changes in exchange rates, changes in fair value etc. See Note 35f.